Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 68	$ 98	$ 110
Equity-settled share-based payments cost	28	26	19
Share of profit /losses of associates	59	8	14
Excluding exceptional items [member]
Disclosure of reportable segments [line items]
Share of profit /losses of associates	(1)	8	14
Americas [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	23	30	41
Equity-settled share-based payments cost	8	8	7
Share of profit /losses of associates		7	14
Americas [member] | Excluding exceptional items [member]
Disclosure of reportable segments [line items]
Share of profit /losses of associates	(1)
EMEAA [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	13	18	21
Equity-settled share-based payments cost	4	4	3
Share of profit /losses of associates		1
Greater China [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	4	6	6
Equity-settled share-based payments cost	2	3	2
Central [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	28	44	42
Equity-settled share-based payments cost	$ 14	$ 11	$ 7